8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of finders options (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finders options
	2022	2021	2020
Risk-free interest rate	0.49%	n/a	n/a
Expected life	1.5 years	n/a	n/a
Expected volatility	149.50%	n/a	n/a
Expected dividend yield	Nil	n/a	n/a